LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease right-of-use assets	$ 173,103	$ 158,724
Future minimum lease payments for short term operating lease	79
Asset Pledged as Collateral | WFOE Exchangeable Notes | Use Rights
Operating Leases
Operating lease right-of-use assets	32,653	0
Land use rights
Operating Leases
Operating lease right-of-use assets	$ 52,811	$ 43,974